OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income - Operating Income (Loss) [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	£ 1,341	£ 1,344	£ 1,225
Rental income from investment properties (note 23)		1	3
Gains less losses on disposal of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets) (note 36)	268	464	575
Liability management		(14)	(2,019)
Share of results of joint ventures and associates	5	2	(1)
Other income	929	656	660
Total other operating income	£ 2,543	£ 2,453	£ 443